Warrant Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Warrant Liabilities

12. Warrant Liabilities

Public Warrants

The Company assumed 230,000 Public Warrants in the Merger which remained outstanding as of June 30, 2024. The Public Warrants have an exercise price of $575.00 per share, subject to adjustments, and will expire five years from the Merger Closing Date. The exercise price and number of shares of Class A common stock issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a share dividend, or recapitalization, reorganization, merger or consolidation.

The Company will not be obligated to deliver any shares of Class A Common Stock pursuant to the exercise of a Public Warrant and will have no obligation to settle such Public Warrant exercise unless a registration statement under the Securities Act with respect to the shares of Class A Common Stock underlying the Public Warrants is then effective and a prospectus relating thereto is current, subject to the Company’s satisfying its obligations described below with respect to registration, or a valid exemption from registration is available. No Public Warrant will be exercisable and the Company will not be obligated to issue a share of Class A Common Stock upon exercise of a Public Warrant unless the shares of Class A Common Stock issuable upon such Public Warrant exercise has been registered, qualified, or deemed to be exempt under the securities laws of the state of residence of the registered holder of the Public Warrants. In the event that the conditions in the two immediately preceding sentences are not satisfied with respect to a Public Warrant, the holder of such Public Warrant will not be entitled to exercise such Public Warrant and such Public Warrant may have no value and expire worthless. In no event will the Company be required to net cash settle any Public Warrant. The Resale Registration statement went effective on February 14, 2024. As the Resale Registration Statement was declared effective within the contractual 60-day term upon closing of the Merger, no “cashless basis” exercises were triggered during the period ended June 30, 2024.

Redemption of Public Warrants When the price per Share of Class A Common Stock Equals or Exceeds $900.00

Once the Public Warrants become exercisable, the Company may redeem the outstanding Public Warrants:

●	in whole and not in part;

●	at a price of $0.01 per Warrant;

●	upon a minimum of 30 days’ prior written notice of redemption (the “30-day redemption period”); and

●	if, and only if, the closing price per share of Class A Common Stock equals or exceeds $900.00 per share (as adjusted for adjustments to the number of shares issuable upon exercise or the exercise price of a Public Warrant as described under the heading “- Warrants—Public Stockholder Warrants—Anti-dilution Adjustments”) for any 20 trading days within a 30-trading day period ending three trading days before the Company sends the notice of redemption to the warrant holders.

The Company will not redeem the Public Warrants as described above unless a registration statement under the Securities Act covering the issuance of shares of Class A Common Stock issuable upon exercise of the Public Warrants is then effective and a current prospectus relating to those shares of Class A Common Stock is available throughout the 30-day redemption period. If and when the Public Warrants become redeemable by the Company, the Company may not exercise its redemption right if the Company is unable to register or qualify the underlying securities for sale under all applicable state securities laws.

The Company has established the last of the redemption criterion discussed above to prevent a redemption call unless there is at the time of the call a significant premium to the Public Warrant exercise price. If the foregoing conditions are satisfied and the Company issues a notice of redemption of the Public Warrants, each warrant holder will be entitled to exercise his, her or its Public Warrant prior to the scheduled redemption date. However, the price per share of Class A Common Stock may fall below the $900.00 redemption trigger price (as adjusted for adjustments to the number of shares issuable upon exercise or the exercise price of a Public Warrant as described under the heading “-Warrants—Public Stockholder Warrants—Anti-dilution Adjustments”) as well as the $575.00 (for whole shares) Public Warrant exercise price after the redemption notice is issued.

No fractional shares of Class A Common Stock will be issued upon exercise. If, upon exercise, a holder would be entitled to receive a fractional interest in a share, the Company will round down to the nearest whole number of the number of shares of Class A Common Stock to be issued to the holder.

GEM Financing Arrangement

In association with the GEM Letter, see Note 11 - Debt for further details, at Closing, the GEM Warrant automatically became an obligation of the Company, and on December 15, 2023, the Company issued the GEM Warrant granting GEM the right to purchase 16,571 shares at an exercise price of $324.50 per share. The exercise price will be adjusted to 105% of the then-current exercise price if on the one-year anniversary date of the Effective Time, the GEM Warrant has not been exercised in full and the average closing price per share of Class A Common Stock for the 10 days preceding the anniversary date is less than 90% of the initial exercise price. GEM may exercise the GEM Warrant at any time and from time to time until December 14, 2026. The terms of the GEM Warrant provide that the exercise price of the GEM Warrant, and the number of shares of Class A Common Stock for which the GEM Warrant may be exercised, are subject to adjustment to account for increases or decreases in the number of outstanding shares of New Banzai Common Stock resulting from stock splits, reverse stock splits, consolidations, combinations and reclassifications. Additionally, the GEM Warrant contains weighted average anti-dilution provisions that provide that if the Company issues shares of common stock, or securities convertible into or exercisable or exchange for, shares of common stock at a price per share that is less than 90% of the exercise price then in effect or without consideration, then the exercise price of the GEM Warrant upon each such issuance will be adjusted to the price equal to 105% of the consideration per share paid for such common stock or other securities. In the event of a Change of Control, if the Surviving Corporation does not have registered class of equity securities and common shares listed on a U.S. national securities exchange, then the Holder is entitled to receive one percent of the total consideration received by the Company’s stockholders and the GEM Warrants will expire upon payment.

The Warrants were not considered indexed to the issuer’s stock pursuant to ASC 815, as the holder’s ability to receive in lieu of the Warrant one percent of the total consideration received by the Company’s stockholders in connection with a Change of Control, where the surviving corporation is not publicly traded, adjusts the settlement value based on items outside the Company’s control in violation of the fixed-for-fixed option pricing model. As such, the Company recorded the Warrants as liabilities initially measured at fair value with subsequent changes in fair value recognized in earnings each reporting period.

The measurement of fair value was determined utilizing a Monte Carlo simulation considering all relevant assumptions current at the date of issuance (i.e., share price, exercise price, term, volatility, risk-free rate, probability of dilutive term of three years, and expected time to conversion). As of June 30, 2024 and December 31, 2023, the fair value of the Warrants, as determined by the Monte Carlo simulation option pricing model, were $79,000 and $641,000, respectively.

If the per share market value of one share of Class A Common Stock is greater than the then-current exercise price, then GEM will have the option to exercise the GEM Warrant on a cashless basis and receive a number of shares of Class A Common Stock equal to (x) the number of shares of Class A Common Stock purchasable upon exercise of all of the GEM Warrant or, if only a portion of the GEM Warrant is being exercised, the portion of the GEM Warrant being exercised, less (y) the product of the then-current exercise price and the number of shares of Class A Common Stock purchasable upon exercise of all of the GEM Warrant or, if only a portion of the GEM Warrant is being exercised, the portion of the GEM Warrant being exercised, divided by the per share market value of one share of Class A Common Stock.

The GEM Warrant may not be exercised if such exercise would result in the beneficial ownership of the holder and its affiliates in excess of 9.99% of the then-issued and outstanding shares of Common Stock.

15. Warrant Liabilities

Public Warrants

The Company assumed 230,000 Public Warrants in the Merger which remained outstanding as of December 31, 2023. The Public Warrants have an exercise price of $575.00 per share, subject to adjustments, and will expire five years from the Merger Closing Date. The exercise price and number of shares of Class A common stock issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a share dividend, or recapitalization, reorganization, merger or consolidation.

The Company will not be obligated to deliver any shares of Class A Common Stock pursuant to the exercise of a Public Warrant and will have no obligation to settle such Public Warrant exercise unless a registration statement under the Securities Act with respect to the shares of Class A Common Stock underlying the Public Warrants is then effective and a prospectus relating thereto is current, subject to the Company’s satisfying its obligations described below with respect to registration, or a valid exemption from registration is available. No Public Warrant will be exercisable and the Company will not be obligated to issue a share of Class A Common Stock upon exercise of a Public Warrant unless the shares of Class A Common Stock issuable upon such Public Warrant exercise has been registered, qualified, or deemed to be exempt under the securities laws of the state of residence of the registered holder of the Public Warrants. In the event that the conditions in the two immediately preceding sentences are not satisfied with respect to a Public Warrant, the holder of such Public Warrant will not be entitled to exercise such Public Warrant and such Public Warrant may have no value and expire worthless. In no event will the Company be required to net cash settle any Public Warrant. The Resale Registration statement went effective on February 14, 2024.

The Company has agreed that as soon as practicable, but in no event later than 15 business days after the closing of the Merger, it will its best efforts to file with the SEC a registration statement covering the shares of Class A common stock issuable upon exercise of the warrants, to cause such registration statement to become effective and to maintain a current prospectus relating to those shares of Class A common stock until the warrants expire. If a registration statement covering the shares of Class A common stock issuable upon exercise of the warrants is not effective by the 60th business day after the closing of the Merger, the warrant holders may, until such time as there is an effective registration statement and during any period when the Company will have failed to maintain an effective registration statement, exercise warrants on a “cashless basis” in accordance with Section 3(a)(9) of the Securities Act and, in the event the Company so elects, the Company will not be required to file or maintain in effect a registration statement, but it will use its best efforts to register or qualify the shares under applicable blue sky laws to the extent an exemption is not available. In such event, each holder would pay the exercise price by surrendering the Public Warrants for that number of shares of Class A Common Stock equal to the quotient obtained by dividing (x) the product of the number of shares of Class A Common Stock underlying the Public Warrants, multiplied by the excess of the “fair market value” (as defined below) less the exercise price of the Public Warrants by (y) the fair market value. The “fair market value” as used in this paragraph shall mean the average last sale price of Class A Common Stock for the 10 trading days ending on the third trading day prior to the date on which the notice of redemption is sent to the warrant holders.

Redemption of Public Warrants When the price per Share of Class A Common Stock Equals or Exceeds $900.00. Once the Public Warrants become exercisable, the Company may redeem the outstanding Public Warrants:

●	in whole and not in part;

●	at a price of $0.01 per Warrant;

●	upon a minimum of 30 days’ prior written notice of redemption (the “30-day redemption period”); and

●

if, and only if, the closing price per share of Class A Common Stock equals or exceeds $900.00 per share (as adjusted for adjustments to the number of shares issuable upon exercise or the exercise price of a Public Warrant as described under the heading “- Warrants-Public Stockholder Warrants-Anti-dilution Adjustments”) for any 20 trading days within a 30-trading day period ending three trading days before the Company sends the notice of redemption to the warrant holders.

The Company will not redeem the Public Warrants as described above unless a registration statement under the Securities Act covering the issuance of shares of Class A Common Stock issuable upon exercise of the Public Warrants is then effective and a current prospectus relating to those shares of Class A Common Stock is available throughout the 30-day redemption period. If and when the Public Warrants become redeemable by the Company, the Company may not exercise its redemption right if the Company is unable to register or qualify the underlying securities for sale under all applicable state securities laws.

The Company has established the last of the redemption criterion discussed above to prevent a redemption call unless there is at the time of the call a significant premium to the Public Warrant exercise price. If the foregoing conditions are satisfied and the Company issues a notice of redemption of the Public Warrants, each warrant holder will be entitled to exercise his, her or its Public Warrant prior to the scheduled redemption date. However, the price per share of Class A Common Stock may fall below the $900.00 redemption trigger price (as adjusted for adjustments to the number of shares issuable upon exercise or the exercise price of a Public Warrant as described under the heading “-Warrants-Public Stockholder Warrants-Anti-dilution Adjustments”) as well as the $575.00 (for whole shares) Public Warrant exercise price after the redemption notice is issued.

No fractional shares of Class A Common Stock will be issued upon exercise. If, upon exercise, a holder would be entitled to receive a fractional interest in a share, the Company will round down to the nearest whole number of the number of shares of Class A Common Stock to be issued to the holder.

GEM Financing Arrangement

In May 2022, the Company entered into a Share Purchase Agreement with GEM Global Yield LLC SCS and GEM Yield Bahamas Limited (collectively, “GEM”) (the “GEM Agreement”) pursuant to which, among other things, upon the terms and subject to the conditions of the GEM Agreement, GEM is to purchase from the Company (or its successor following a Reverse Merger Transaction (as defined in the GEM Agreement)) up to the number of duly authorized, validly issued, fully paid and non-assessable shares of common stock having an aggregate value of $100,000,000 (the “GEM Financing”). Further, in terms of the GEM Agreement, on the Public Listing Date, the Company was required to make and execute a warrant (“GEM Warrant”) granting GEM the right to purchase up to the number of common shares of the Company that would be equal to 3% of the total equity interests, calculated on a fully diluted basis, and at an exercise price per share equal to the lesser of (i) the public offering price or closing bid price on the date of public listing or (ii) the quotient obtained by dividing $650 million by the total number of equity interests.

On December 13, 2023, the Company and GEM entered into a binding term sheet (the “GEM Term Sheet”) and, on December 14, 2023, a letter agreement (the “GEM Letter”), agreeing to terminate in its entirety the GEM Agreement by and between the Company and GEM, other than with respect to the Company’s obligation (as the post-combination company in the Merger) to issue the GEM Warrant granting the right to purchase Class A Common Stock in an amount equal to 3% of the total number of equity interests outstanding as of the Closing, calculated on a fully diluted basis, at an exercise price on the terms and conditions set forth therein, in exchange for issuance of a $2.0 million convertible debenture with a five-year maturity and 0% coupon. Due to the determination of the final terms of the planned $2.0 million convertible debenture having not been finalized, nor the final agreement related to the convertible debenture having been executed, as of December 31, 2023, the Company recognized, concurrent with the close of the merger, a liability for the GEM commitment fee, along with a corresponding GEM commitment fee expense, in the amount of $2.0 million. See Note 21-Subsequent Events for details related to the subsequent execution of the GEM Settlement Agreement and issuance of the final GEM convertible promissory note, in 2024.

At Closing, the GEM Warrant automatically became an obligation of the Company, and on December 15, 2023, the Company issued the GEM Warrant granting GEM the right to purchase 828,533 shares at an exercise price of $6.49 per share. The exercise price will be adjusted to 105% of the then-current exercise price if on the one-year anniversary date of the Effective Time, the GEM Warrant has not been exercised in full and the average closing price per share of Class A Common Stock for the 10 days preceding the anniversary date is less than 90% of the initial exercise price. GEM may exercise the GEM Warrant at any time and from time to time until December 14, 2026. The terms of the GEM Warrant provide that the exercise price of the GEM Warrant, and the number of shares of Class A Common Stock for which the GEM Warrant may be exercised, are subject to adjustment to account for increases or decreases in the number of outstanding shares of New Banzai Common Stock resulting from stock splits, reverse stock splits, consolidations, combinations and reclassifications. Additionally, the GEM Warrant contains weighted average anti-dilution provisions that provide that if the Company issues shares of common stock, or securities convertible into or exercisable or exchange for, shares of common stock at a price per share that is less than 90% of the exercise price then in effect or without consideration, then the exercise price of the GEM Warrant upon each such issuance will be adjusted to the price equal to 105% of the consideration per share paid for such common stock or other securities. In the event of a Change of Control, if the Surviving Corporation does not have registered class of equity securities and common shares listed on a U.S. national securities exchange, then the Holder is entitled to receive one percent of the total consideration received by the Company’s stockholders and the GEM Warrants will expire upon payment.

The Warrants were not considered indexed to the issuer’s stock pursuant to ASC 815, as the holder’s ability to receive one percent of the total consideration received by the Company’s stockholders in connection with a Change of Control in lieu of the Warrant, where the surviving corporation is not publicly traded, adjusts the settlement value based on items outside the Company’s control in violation of the fixed-for-fixed option pricing model. As such, the Company recorded the Warrants as liabilities initially measured at fair value with subsequent changes in fair value recognized in earnings each reporting period.

The measurement of fair value was determined utilizing a Monte Carlo simulation considering all relevant assumptions current at the date of issuance (i.e., share price, exercise price, term, volatility, risk-free rate, probability of dilutive term of three years, and expected time 1to conversion). The fair value of the Warrants on the grant date, as determined by the Monte Carlo simulation option pricing model, was $2,448,000 on December 15, 2023. The Company determined the Warrants were share issuance costs associated with an aborted offering. ASC 340 notes aborted offering costs may not be deferred and charged against proceeds of a subsequent offering. As such, the Company will record an expense for the corresponding fair value. As of December 31, 2023, the fair value of the Warrants, as determined by the Monte Carlo simulation option pricing model, was $641,000.

If the per share market value of one share of Class A Common Stock is greater than the then-current exercise price, then GEM will have the option to exercise the GEM Warrant on a cashless basis and receive a number of shares of Class A Common Stock equal to (x) the number of shares of Class A Common Stock purchasable upon exercise of all of the GEM Warrant or, if only a portion of the GEM Warrant is being exercised, the portion of the GEM Warrant being exercised, less (y) the product of the then-current exercise price and the number of shares of Class A Common Stock purchasable upon exercise of all of the GEM Warrant or, if only a portion of the GEM Warrant is being exercised, the portion of the GEM Warrant being exercised, divided by the per share market value of one share of Class A Common Stock.

The GEM Warrant is subject to a restriction on exercise of the GEM Warrant such that the GEM Warrant may not be exercised if such exercise would result in the beneficial ownership of the holder and its affiliates in excess of 9.99% of the then-issued and outstanding shares of Common Stock.